Retirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Contributions to personal defined contribution pension plans	$ 52.3	$ 49.8	$ 45.7